SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 279,332	$ 253,335	$ 234,636
Operating Income
Total operating income for reportable segments		22,654	62,378	56,535
Other income, net		(26)	13,138
Consolidated income before taxes on income		23,204	76,233	55,546
Assets
Current assets		174,150	188,906	137,112
Property and equipment, net		48,866	50,460	39,047
Total assets		339,235	373,792	215,159
Other significant items
Expenditures for assets		12,940	16,214	10,027
Asset expenditures, reportable segments and unallocated amounts		18,299	21,382	16,308
Depreciation, amortization and impairment for reportable segments		17,154	9,116	10,358
Depreciation and amortization		48,997	14,608	13,519
Segment Reconciling Items [Member]
Operating Income
Financing income, net		576	717	(989)
Assets
Current assets		88,777	103,994	59,412
Investments in affiliated and other companies		4,926	7,644	16,221
Property and equipment, net		20,877	20,074	15,092
Other unallocated amounts		28,094	41,524	8,081
Other significant items
Expenditure for assets unallocated amounts		5,359	5,168	6,281
Depreciation and amortization, unallocated amounts		5,689	5,492	3,161
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		23,204	76,233	56,535
Assets
Total assets	[1]	196,561	200,556	116,353
Other significant items
Expenditures for assets		12,940	16,214	10,027
Depreciation, amortization and impairment for reportable segments		$ 43,308	$ 9,116	$ 10,358

[1]	Including goodwill.